CONSOLIDATED CONDENSED INTERIM STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Interest-related Income	$ 1,313,250,627	$ 2,689,974,867	$ 6,296,175,144	$ 6,849,629,922
Interest-related Expenses	(550,935,302)	(1,788,628,898)	(2,276,631,978)	(4,543,458,139)
Net Income from Interest	762,315,325	901,345,969	4,019,543,166	2,306,171,783
Fee Income	302,304,722	286,184,876	819,889,651	817,817,564
Fee related Expenses	(46,363,145)	(37,019,900)	(121,933,744)	(112,906,446)
Net Fee Income	255,941,577	249,164,976	697,955,907	704,911,118
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	193,380,035	126,031,449	534,429,568	537,901,260
Income from Derecognition of Assets Measured at Amortized Cost	14,711,908	52,780,610	167,681,666	72,375,959
Exchange Rate Differences on Foreign Currency	33,162,589	189,831,117	129,122,763	394,622,358
Other Operating Income	103,840,846	226,745,661	316,031,575	570,313,464
Insurance Business Result	27,279,648	14,696,726	57,375,047	56,874,101
Impairment Charge	(167,928,171)	(88,070,869)	(458,717,543)	(260,783,399)
Net Operating Income	1,222,703,757	1,672,525,639	5,463,422,149	4,382,386,644
Personnel Expenses	(151,906,859)	(153,189,871)	(512,387,595)	(464,173,556)
Administrative Expenses	(174,101,489)	(146,885,895)	(508,618,422)	(426,797,835)
Depreciation Expenses	(37,672,026)	(44,453,920)	(114,169,335)	(125,668,854)
Other Operating Expenses	(218,251,343)	(282,968,538)	(883,998,840)	(764,818,876)
Loss on Net Monetary Position	(382,069,015)	(815,337,062)	(1,976,507,788)	(1,879,249,913)
Operating Income	258,703,025	229,690,353	1,467,740,169	721,677,610
Share of Profit from Associates and Joint Ventures	(1,050,906)	(1,129,739)	(3,591,610)	(3,072,099)
Income before Taxes on Continuing Operations	257,652,119	228,560,614	1,464,148,559	718,605,511
Income Tax on Continuing Operations	(89,711,712)	(62,844,998)	(507,986,976)	(219,265,959)
Net Income from Continuing Operations	167,940,407	165,715,616	956,161,583	499,339,552
Net Income for The Period	167,940,407	165,715,616	956,161,583	499,339,552
Net Income for The Period Attributable to Parent Company's Owners	167,968,951	165,715,558	956,270,098	499,339,419
Net Income for The Period Attributable to Non- controlling Interests	(28,544)	58	(108,515)	133
Earnings per Share
Net income attributable to Parent Company's Owners	167,968,951	165,715,558	956,270,098	499,339,419
Net income attributable to Parent Company's Owners Adjusted by Dilution Effects	$ 167,968,951	$ 165,715,558	$ 956,270,098	$ 499,339,419
Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,474,692	1,474,692
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,474,692	1,474,692
Basic Earnings per Share (in ars per share)	$ 113.90	$ 112.37	$ 648.45	$ 338.61
Diluted Earnings per Share (in ars per shares)	$ 113.90	$ 112.37	$ 648.45	$ 338.61